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                                                          HARTFORD LIFE

May 3, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Five ("Registrant")
      Director Life Series II Modified Single
         Premium Variable Life Insurance
      File No. 333-36203

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 6 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 11, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-3149 or Marianne O'Doherty at (860) 843-6733.

Yours sincerely,

/s/ Marta A. Czekajewski

Marta A. Czekajewski